Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued expenses and other current liabilities
Salaries, welfare and outsourcing fee payable		¥ 117,186	¥ 146,070
Accrued advertising and other expenses		55,524	51,517
Accrued professional service fees		11,316	7,342
Security deposits		9,642	3,376
Advances from agents		2,000	2,276
Accrued rental and property management fees		795	1,564
Accrued staff reimbursements		10,756	8,758
Others		2,691	1,895
Total	$ 30,530	¥ 209,910	¥ 222,798